Production and operating costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Production and operating costs
Staff costs (Note 10)	$ 15,604,000	$ 15,697,000	$ 13,889,000
Share-based payment (Note 10)	400,000	647,000	750,000
Royalties in cash	6,195,000	4,189,000	12,845,000
Economic rights in cash	3,079,000	6,484,000	72,032,000
Well and facilities maintenance	25,675,000	25,631,000	26,089,000
Operation and maintenance	8,239,000	8,936,000	8,143,000
Consumables	31,398,000	36,868,000	37,556,000
Equipment rental	7,511,000	5,716,000	4,314,000
Transportation costs	4,095,000	5,409,000	5,850,000
Field camp	4,822,000	6,401,000	6,546,000
Safety and insurance costs	4,213,000	4,937,000	5,487,000
Personnel transportation	2,393,000	3,586,000	3,363,000
Consultant fees	3,120,000	3,893,000	2,291,000
Gas plant costs	1,857,000	1,753,000	1,865,000
Non-operated blocks costs	19,697,000	22,305,000	20,421,000
Crude oil stock variation	(747,000)	976,000	2,004,000
Purchased crude oil	317,000	6,274,000	4,666,000
Other costs	3,191,000	4,332,000	4,214,000
Operating expense	141,059,000	$ 164,034,000	$ 232,325,000
Realized loss on energy cost risk management contracts	$ 1,225,000